Provision For Reinstatement Cost	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Provision For Reinstatement Cost

18	PROVISION FOR REINSTATEMENT COST

	December 31, 2021	December 31, 2020
	S$’000	S$’000
At beginning of year	6,069	4,955
Additions	2,673	899
Accretion, recognized in finance cost	158	140
Payment for reinstatement	(428)	—
Currency alignment	(425)	75

At end of year	8,047	6,069

Analyzed as:
Current	3,663	452
Non-current	4,384	5,617

	8,047	6,069

The provision is made based on management’s best estimate for the reinstatement cost for its leasehold improvements, taking into account recent quotes received from contractors and is carried at its approximate fair value as at end of reporting period. The provision is recognized as an addition to leasehold improvements (Note 13) and is depreciated over its estimated useful lives.